Employee Benefit Plan, Statement of Net Asset Available for Benefit (Statement) - EBP 001 - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 1,192.1	$ 1,062.7
Notes receivable from participants	26.4	25.0
Net Asset Available for Benefit	$ 1,218.5	$ 1,087.7